Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Schedule of Other Long-Term Liabilities

	2013	2012
Long term obligations under capital lease	$611,603	$651,591
Current portion	(38,930)	(38,542)

	$572,673	$613,049

Based on Maximum Amounts Funded Payments Under Leases Due to Lessors
(b)	Based on maximum amounts funded, payments due to the lessors would be as follows:

2014	$60,079
2015	126,383
2016	293,025
2017	23,387
2018	23,731
Thereafter	170,894

697,499
Less amounts representing interest	(85,896)

$611,603